Debt and Derivative Instruments	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Debt and Derivative Instruments
(8)
Debt and Derivative Instruments

Debt

The following represents the Company’s debt obligations as of June 30, 2023 and December 31, 2022:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	June 30, 2023		December 31, 2022
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,309,858	6.53%	$1,367,858	5.78%	August 2027
TL 2019 Term Loan	121,503	3.50%	127,293	3.50%	December 2026
TL 2021-1 Term loan	57,515	2.65%	60,314	2.65%	February 2028
TL 2021-2 Term Loan	184,825	2.90%	192,202	2.90%	October 2028
TMCL II Secured Debt Facility (1)	1,206,041	6.75%	1,239,440	6.00%	November 2028
TMCL VII 2020-1 Bonds	306,577	3.06%	332,413	3.06%	August 2045
TMCL VII 2020-2 Bonds	446,788	2.26%	476,279	2.26%	September 2045
TMCL VII 2020-3 Bonds	165,695	2.15%	175,750	2.15%	September 2045
TMCL VII 2021-1 Bonds	445,948	1.72%	467,881	1.72%	February 2046
TMCL VII 2021-2 Bonds	538,325	2.27%	564,373	2.27%	April 2046
TMCL VII 2021-3 Bonds	512,000	1.98%	536,000	1.98%	August 2046
Total debt obligations (2)	$5,295,075		$5,539,803
Unamortized debt premiums and discounts	$(30,226)		$(34,884)
Debt, net of unamortized costs	$5,264,849		$5,504,919
Debt, net of unamortized costs - current	$392,720		$377,898
Debt, net of unamortized costs - non-current	$4,872,129		$5,127,021
(1)
Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.
(2)
The fair value of total debt based on the borrowing rates available to the Company was approximately $4,859,159 and $5,107,874 at June 30, 2023 and December 31, 2022, respectively, and was measured using Level 2 inputs.

The Company hedges the risks associated with fluctuations in interest rates on a portion of its floating-rate debt by entering into interest rate swap agreements that convert a portion of its floating-rate debt to a fixed rate basis, thereby reducing the impact of interest rate changes on future interest expense. The following table summarizes the Company’s outstanding fixed-rate and floating-rate debt as of June 30, 2023:

	Balance Outstanding	Contractual Weighted Average Interest Rate
Excluding impact of derivative instruments:
Fixed-rate debt	$2,779,176	2.31%
Floating-rate debt	2,515,899	6.63%

Including impact of derivative instruments:
Fixed-rate debt	2,779,176	2.31%
Hedged floating-rate debt	2,084,869	3.16%
Total fixed and hedged debt	4,864,045	2.67%
Unhedged floating-rate debt	431,030	6.57%
Total	$5,295,075	2.99%

The Company’s debt facilities are secured by specific pools of containers and related assets owned by the Company. The Company’s debt agreements contain various restrictive financial and other covenants related to leverage, interest coverage, fixed charge coverage, container sales proceeds ratio, net income and debt levels and consolidated tangible net worth, including limitations on certain liens, indebtedness and investments. TL’s revolving credit facility and term loans also contain limitations on loan and dividend payments to TGH. The Company was in full compliance with these restrictive covenants at June 30, 2023.

As of June 30, 2023, the Company’s total commitment and outstanding borrowing, excluding unamortized debt costs, for the debt facilities amounted to $6,179,176 and $5,295,075, respectively. The Company’s debt facilities also contain borrowing base minimums that limit borrowing capacity. As of June 30, 2023, the amount in excess of the current borrowing base minimums was $351,765.

For further discussion on the Company’s debt instruments, please refer to Item 18, “Financial Statements – Note 7” in our 2022 Form 20-F.

Derivative Instruments and Hedging Activities

The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its variable rate debt. Interest rate swap agreements involve payments by the Company to counterparties at fixed rate interest payments in return for receipts based on floating-rate amounts. The Company has also utilized forward starting interest rate swap agreements to reduce the impact of interest rate changes on anticipated future debt issuances. The Company has also utilized interest rate cap agreements, which place a ceiling on the Company’s exposure to rising interest rates, to manage interest rate risk exposure.

The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments on a recurring basis using observable (Level 2) market inputs. The Company presents the fair value of derivative instruments, which are inclusive of counterparty risk, on a gross basis as separate line items on the condensed consolidated balance sheets. The Company monitors its counterparties’ credit ratings on an on-going basis and does not anticipate any non-performance by the counterparties as they are highly rated financial institutions. As of June 30, 2023 and December 31, 2022, all of the Company’s interest rate swap agreements were designated for hedge accounting purposes. The change in fair value of derivative instruments that are designated as cash flow hedge for accounting purposes are initially reported in the condensed consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized.

The following table summarizes the Company’s derivative instruments as of June 30, 2023:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between -0.02% and 3.84% per annum, amortizing notional amounts, with termination dates through December 31, 2033 (1)	$2,084,869
Total notional amount as of June 30, 2023	$2,084,869

(1)
Excludes the Company’s interest rate swap contract with an effective date in a future period (“forward starting interest rate swap”). In February 2022, the Company entered into a forward starting interest rate swap with a bank that was indexed to daily SOFR and with an initial notional amount of $100,000. The Company pays a fixed rate at 1.96% and with an effective date of February 28, 2024 and termination date of February 28, 2034.

The following table summarizes the fair value of derivative instruments on the consolidated balance sheet as of June 30, 2023:

Fair Values of Derivative Instruments
Assets (liabilities), net
Balance at December 31, 2022	$149,244
Change in derivative instruments designated as cash flow hedges	32,239
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(34,964)
Balance at June 30, 2023	$146,519

Over the next twelve months, the Company expects to reclassify an estimated net gain of $69,790 related to the designated interest rate swap agreements from “accumulated other comprehensive income (loss)” in the condensed consolidated statements of shareholders’ equity to “interest expense” in the condensed consolidated statements of operations.

The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three and six months ended June 30, 2023 and 2022:

		Three Months Ended June 30,		Six Months Ended June 30,
Derivative instruments	Financial Statement Line Item	2023	2022	2023	2022
Designated	Other comprehensive income (expense)	$45,823	$29,720	$32,239	$89,100
Designated	Interest income (expense)	$18,570	$(1,004)	$34,964	$(4,295)

For further discussion on the Company’s derivative instruments, please refer to Item 18, “Financial Statements – Note 8” in our 2022 Form 20-F.